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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                     PIONEER
                             -----------------------
                                    FLOATING
                                    RATE FUND

                                      FLARX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    10/31/07

                              [LOGO]PIONEER
                                    Investments

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            9

Prices and Distributions                                    10

Performance Update                                          11

Comparing Ongoing Fund Expenses                             14

Schedule of Investments                                     16

Financial Statements                                        24

Notes to Financial Statements                               31

Report of Independent Registered Public Accounting Firm     39

Trustees, Officers and Service Providers                    40

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. The slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of this year. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks continue to pursue policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank

Letter

policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which would threaten economic growth rather than as an abandonment of its commitment to keeping inflation low.

Even against this "wall of worry" backdrop, the long-term performance of major asset classes has remained positive. In the 12 months ending October 31, 2007, equity investors were by and large rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 18%, and the NASDAQ Composite Index returned 21%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 68% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending October 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,
/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07
--------------------------------------------------------------------------------

The market for bank loans changed dramatically between February and October 2007, as growing problems in the subprime mortgage industry created secondary effects on the supply and demand dynamics for secured bank loans. Over the period, bank loans backed by the assets of borrowing companies delivered generally positive results, despite some heightened volatility in July and August. In the following discussion, Jonathan Sharkey discusses the management of the Pioneer Floating Rate Fund since its inception on February 14, 2007, through the end of the Fund's first fiscal year, on October 31, 2007. Mr. Sharkey, a member of Pioneer's Fixed Income Group, is responsible for the daily management of the Fund.

Q: How did the Fund perform?

A: Pioneer Floating Rate Fund's Class A shares had a total return of 1.21%, at net asset value, from the Fund's inception on February 14, 2007, through October 31, 2007. During the same period, the Lehman High Yield Loans Performing Index returned 2.00%, while the average return of the 62 funds in Lipper's Loan Participating Funds category was 1.03%. On October 31, 2007, the 30-day SEC yield of the Fund's Class A shares was 5.35%.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: It was an unusual and challenging period to be investing in floating rate bank loans. When we launched investment activities on February 14, 2007, the market was in the midst of a massive number of refinancings of bank loans. It was a seller's market for bank loans, with demand high from both traditional investors and non-traditional investors, such as hedge funds, even as a heavy volume of new loan issues entered the market. As a consequence, many companies that had recently borrowed from banks wanted to refinance and obtain better terms for their debt. Many loans that

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   had been issued in recent months were trading above par value, and so it was not unusual for companies to want to retire their outstanding debt and refinance. That posed risks for investors in the secondary market for previously issued loans, as they had to face the possibility that outstanding loans could be retired at par value, which would mean a loss of principal. Facing those challenges, we carried a larger-than-normal cash balance in the early days of the Fund, and we focused principally on the new-loan issue market, generally avoiding the secondary market. In the new issue market, however, many loans were so-called covenant-lite loans. "Covenant-lite" is a term that has emerged to describe loans that have fewer restrictions on the borrowing company than traditional bank loans. A typical covenant-lite loan, for example, might not require the borrowing company to adhere to the business plan it submitted in applying for the loan. For most of the period, we avoided covenant-lite loans and focused primarily on newly issued floating-rate loans with strong covenant protection. We also took advantage of Pioneer's expertise in high-yield bonds to invest in such bonds, focusing primarily on securities that offered the bondholder the added protection of a first lien on company assets.

   Volatility in the market for bank loans increased somewhat in May when a new index - the Loan Credit Default Swaps Index - was introduced, giving short-term investors a new derivative security to trade in place of bank loans. However, the environment changed more dramatically in July when problems in the subprime mortgage market resulted in heightened volatility even in the bank-loan market. Many hedge funds that had invested in bank loans moved to sell them when the funds faced pressure from their lenders because of other investments. Hedge funds first sold the bank loans because the loans were more liquid - or more easily traded - than other investments they had made. That created a technical imbalance in the supply and demand dynamics of the bank loan market, causing some reductions in the prices of loans as supply outstripped demand and prices for secondary loans started to fall - especially in the face of a large pipeline of new-loan issues coming to market. The market slump occurred despite strong underlying fundamentals in bank loans. Even though the default rates for floating-rate loans were very low by historical standards, the supply-and-demand imbalance depressed the market.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                             (continued)
--------------------------------------------------------------------------------

   The market then stabilized in late August and posted strong, positive results in September and October. Over the full period, we saw a transition from a seller's market, which favored borrowing companies, to a buyer's market, which favored investors such as mutual funds.

Q: How was the Fund positioned, and how did that affect performance?

A: We focused primarily on new-loan issues with strong covenant protection. At the end of the fiscal period, on October 31, 2007, more than 80% of Fund assets were invested in loans with solid protection. That emphasis was a major support to performance, especially when the market became more volatile mid-way through the period. While we did have a small position in covenant-lite loans - about 7% of Fund assets on October 31 - we were careful to make sure they were loans to high-quality companies with good prospects. By comparison, the index at the end of the period had 18% covenant-lite loans in it. At the start of the Fund's operations, year-to-date issuance of covenant-lite loans was nearly 30% of the new issue market. Moreover, the overwhelming majority of the covenant-light loans in which we were invested were judged by the Moody's and Standard & Poor's rating services as offering the highest recovery protection. The ratings indicated that loan holders were judged to have an excellent opportunity to recover their investments should the business fundamentals of borrowing companies deteriorate. We also retained about 9% of Fund assets in high-yield bonds. Those bonds generally helped performance for the period, especially when the market for bank loans became volatile in July and August.

   Performance was held back very early in the Fund's life because of the typical delay in investing in bank loans. Whereas money can be invested in bonds very quickly, it takes more than a week to complete an investment in a bank loan purchased in the secondary market to begin earning interest. It can take up to three weeks for a new issue purchase to close before earning interest. Assets were held in cash, which pays lower interest, while they were waiting to be invested in loans. In addition, the exposure to high-yield bonds detracted from results when the high-yield market slumped in June. Overall, though, investments in high-yield bonds generally helped performance.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: While we see the potential for some continued instability in the market because of supply/demand imbalance for bank loans, we anticipate that conditions should begin to stabilize in the first quarter of 2008. We anticipate that new loans entering the market in 2008 are likely to have stronger covenants to protect investors and are likely to have higher credit spreads - or yield premiums - reflecting both the supply/demand imbalance as well as the potential for increased defaults. In the meantime, investors in bank loans are being well compensated with competitive income for their investments, and default rates on the loans remain very low by historical measures. We believe the Fund is well positioned for a market that has evolved in recent months to become a buyer's market favoring investors in bank loans.

Investments in high yield or lower-rated securities are subject to greater-than average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund means that the Fund will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving this type of information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                             (continued)
--------------------------------------------------------------------------------

non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following was represented by a pie chart in the printed material.]

Senior Floating Rate Loan Interests                             84.0%
Temporary Cash Investments                                       7.3%
Corporate Bonds                                                  6.2%
Asset-Backed Securities                                          2.5%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[The following was represented by a pie chart in the printed material.]

BBB                                                              5.1%
BB                                                              62.8%
B & Lower                                                       30.9%
Commercial Paper                                                 1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

  1.    Calpine Corp., First Priority Term Loan, 7.448%, 3/12/09       3.11%
  2.    Psychiatric Solutions, Inc., Term Loan, 7.13%, 7/1/12          3.09
  3.    Sally Holdings LLC, Term B Loan, 8.006%, 11/18/13              3.08
  4.    Georgia-Pacific Corp., Add-on Term Loan B, 7.37%, 12/20/12     3.06
  5.    Yankee Candle Co., Term Loan, 7.2%, 2/6/14                     3.06
  6.    Freescale Semiconductor, Inc., Term Loan, 7.33%, 12/2/13       3.01
  7.    Hanesbrands, Inc., Term B Loan, 7.09%, 9/5/13                  2.94
  8.    Custom Building Products, Inc., Second Lien Term Loan,
        10.2%, 4/20/12                                                 2.93
  9.    Mach Gen LLC, Term B Loan, 7.5%, 2/8/14                        2.75
 10.    Baldor Electric Co., Term Loan, 6.96023%, 1/31/14              2.49

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                        2/14/07
 Class   10/31/07   (Inception Date)
------- ---------- -----------------
    A      $7.29         $7.50
    C      $7.29         $7.50
    Y      $7.29         $7.50

Distributions Per Share
--------------------------------------------------------------------------------

                      2/14/07 - 10/31/07
                     --------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.2995             $    -            $    -
   C    $0.2613             $    -            $    -
   Y    $0.3014             $    -            $    -

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Lehman Brothers Bank Loan Index.

Cumulative Total Returns
(As of October 31, 2007)
                                        Net Asset   Public Offering
Period                                    Value       Price (POP)
Life-of-Class
(2/14/07)                                 1.21%       -3.30%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)
                                         Gross         Net

                                          1.20%        1.10%

[The following data was represented as a mountain chart in the printed material.]

Value of $10,000 Investment

             Pioneer         Lehman Brothers
             Floating Rate   Bank Loan
             Fund            Index
2/07         $9,550          $10,000
10/07        $9,670          $10,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

Cumulative Total Returns
(As of October 31, 2007)
                                          If            If
Period                                   Held        Redeemed
Life-of-Class
(2/14/07)                                 0.70%       -0.27%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)
                                            Gross        Net

                                          2.10%        2.00%

[The following data was represented as a mountain chart in the printed material.]

Value of $10,000 Investment

             Pioneer         Lehman Brothers
             Floating Rate   Bank Loan
             Fund            Index
2/07         $10,000         $10,000
10/07         $9,973         $10,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC. "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

Cumulative Total Returns
(As of October 31, 2007)
                                           If          If
Period                                    Held      Redeemed
Life-of-Class
(2/14/07)                                 1.24%       1.24%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)
                                         Gross         Net

                                          0.75%       0.75%

[The following data was represented as a mountain chart in the printed material.]

Value of $10,000 Investment

             Pioneer         Lehman Brothers
             Floating Rate   Bank Loan
             Fund            Index
2/07         $10,000         $10,000
10/07        $10,124         $10,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from May 1, 2007 through October 31, 2007.

Share Class                           A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 5/1/07
Ending Account Value             $1,000.59      $  997.52      $1,000.89
(after expenses) On 10/31/07
Expenses Paid During Period*     $    5.55      $   10.07      $    5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00%, and 1.11%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2007 through October 31, 2007

Share Class                             A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 5/1/07
Ending Account Value             $1,019.66      $1,015.12      $1,019.61
(after expenses) On 10/31/07
Expenses Paid During Period*     $    5.60      $   10.16      $    5.65

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00%, and 1.11%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07
--------------------------------------------------------------------------------

                  S&P/
  Principal      Moody's
    Amount       Ratings                                                            Value
                          ASSET BACKED SECURITIES - 2.7%
                          Energy - 1.6%
                          Oil & Gas Equipment & Services - 1.6%
 $  500,000     NR/NR     Sevan Marine ASA, 8.37%, 5/14/13 (144A) (b)         $   495,000
                                                                              -----------
                          Total Energy                                        $   495,000
                                                                              -----------
                          Transportation - 1.1%
                          Airlines - 1.1%
    383,560     B-/B1     American Airlines, 7.377%, 5/23/19                  $   360,546
                                                                              -----------
                          Total Transportation                                $   360,546
                                                                              -----------
                          TOTAL ASSET BACKED SECURITIES
                          (Cost $881,642)                                     $   855,546
                                                                              -----------
                          CORPORATE BONDS - 6.7%
                          Materials - 1.3%
                          Diversified Metals & Mining - 1.3%
    350,000     BB-/Ba3   FMG Finance Pty, Ltd., 10.625%,
                          9/1/16 (144A)                                       $   414,750
                                                                              -----------
                          Total Materials                                     $   414,750
                                                                              -----------
                          Capital Goods - 1.5%
                          Building Products - 1.5%
    500,000     B+/B2     Builders Firstsource, Inc., 9.81%, 2/15/12 (b)      $   470,000
                                                                              -----------
                          Total Capital Goods                                 $   470,000
                                                                              -----------
                          Food, Beverage & Tobacco - 2.2%
                          Brewers - 2.2%
    700,000     NR/NR     Argentine Beverages, 7.375%, 3/22/12 (144A)         $   709,450
                                                                              -----------
                          Total Food, Beverage & Tobacco                      $   709,450
                                                                              -----------
                          Health Care Equipment & Services - 0.2%
                          Health Care Services - 0.2%
     50,000     B+/B3     Universal Hospital, 8.76%, 6/1/15 (b)               $    50,125
                                                                              -----------
                          Total Health Care Equipment & Services              $    50,125
                                                                              -----------
                          Technology Hardware & Equipment - 1.5%
                          Communications Equipment - 1.5%
    500,000     NR/B1     Mastec, Inc., 7.625%, 2/1/17                        $   485,000
                                                                              -----------
                          Total Technology Hardware & Equipment               $   485,000
                                                                              -----------
                          TOTAL CORPORATE BONDS
                          (Cost $2,182,865)                                   $ 2,129,325
                                                                              -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/
  Principal     Moody's
   Amount       Ratings                                                             Value
                         SENIOR FLOATING RATE LOAN INTERESTS - 90.0%**
                         Energy - 3.6%
                         Oil & Gas Exploration & Production - 3.6%
 $  281,000    NR/NR     Concho Resources, Term Loan,
                         9.76%, 3/27/12                                       $   280,298
    500,000    NR/NR     Sandridge Energy, Inc., Floating Rate Loan,
                         8.85%, 4/1/14                                            498,125
    358,714    BB-/Ba2   W&T Offshore, Inc., Tranche B Term Loan,
                         7.45%, 5/26/10                                           357,369
                                                                              -----------
                                                                              $ 1,135,792
                                                                              -----------
                         Total Energy                                         $ 1,135,792
                                                                              -----------
                         Materials - 6.8%
                         Paper Packaging - 3.0%
    992,500    BB+/Ba2   Georgia-Pacific Corp., Add-on Term Loan B,
                         7.37%, 12/20/12                                      $   970,612
                                                                              -----------
                         Precious Metals & Minerals - 1.5%
    498,750    BB-/BA3   Inverness Medical Innovations, First Lien Term
                         Loan, 8.09%, 6/20/14                                 $   481,294
                                                                              -----------
                         Steel - 2.3%
    250,000    BB-/Ba3   Accuride Corp., Advance Term Loan,
                         0.0%, 1/31/12                                        $   245,313
    498,750    NR/NR     Niagara Corp., Term Loan, 10.13%, 6/29/14                478,800
                                                                              -----------
                                                                              $   724,113
                                                                              -----------
                         Total Materials                                      $ 2,176,019
                                                                              -----------
                         Capital Goods - 2.9%
                         Construction & Engineering - 2.9%
  1,000,000    NR/NR     Custom Building Products, Inc., Second Lien Term
                         Loan, 10.2%, 4/29/12                                 $   930,000
                                                                              -----------
                         Total Capital Goods                                  $   930,000
                                                                              -----------
                         Commercial Services & Supplies - 5.0%
                         Commercial Printing - 1.3%
     13,725    B+/BA3    Cenveo Resources, Delayed Draw Loan,
                         7.11%, 6/21/13                                       $    13,382
    411,872    B+/BA3    Cenveo Resources, Term C Facility Loan,
                         6.99%, 6/21/13                                           401,575
                                                                              -----------
                                                                              $   414,957
                                                                              -----------
                         Diversified Commercial Services - 1.5%
    497,494    BB-/Ba3   NCO Financial System, Term B Facility,
                         8.43%, 5/15/13                                       $   484,124
                                                                              -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

                  S&P/
  Principal      Moody's
    Amount       Ratings                                                              Value
                          Environmental & Facilities Services - 2.2%
 $  249,375     BB-/B2    Synagro Technologies, Inc., First Lien Term Loan,
                          7.5%, 4/2/14                                          $   242,829
    464,811     BB-/Ba3   Waste Services, Tranche E Term Loan,
                          7.38%, 3/31/11                                            457,839
                                                                                -----------
                                                                                $   700,668
                                                                                -----------
                          Total Commercial Services & Supplies                  $ 1,599,749
                                                                                -----------
                          Transportation - 1.5%
                          Air Freight & Couriers - 1.5%
    123,148     B/Ba2     Ceva Group Plc, Dollar Pre-Funded Loan,
                          5.1%, 11/4/13                                         $   121,301
    374,860     NR/B+     Ceva Group Plc, U.S. Term Loan,
                          8.13%, 11/4/13                                            369,237
                                                                                -----------
                                                                                $   490,538
                                                                                -----------
                          Total Transportation                                  $   490,538
                                                                                -----------
                          Consumer Durables & Apparel - 6.3%
                          Apparel, Accessories & Luxury Goods - 2.9%
    942,152     BB/B1     Hanesbrands, Inc., Term B Loan,
                          7.09%, 9/5/13                                         $   931,729
                                                                                -----------
                          Homebuilding - 2.6%
    496,250     B+/B2     LandSource Communities Development, Facility B
                          Loan, 8.25%, 2/13/13                                  $   442,194
    500,000     B+/B2     LandSource Communities Development, Second
                          Lien Term Loan, 10.0%, 2/22/14                            401,250
                                                                                -----------
                                                                                $   843,444
                                                                                -----------
                          Housewares & Specialties - 0.8%
    249,375     BB-/Ba3   Jarden Corp., Term Loan B3, 7.84%, 1/24/12            $   247,375
                                                                                -----------
                          Total Consumer Durables & Apparel                     $ 2,022,548
                                                                                -----------
                          Consumer Services - 3.1%
                          Casinos & Gaming - 3.1%
    416,675     BB-/NR    New World Gaming Partners, Ltd., First Lien Term
                          Loan, 0.0%, 11/17/14                                  $   400,008
     64,777     NR/NR     Seminole Tribe of Florida, Term B1 Delayed Draw
                          Term Loan, 5.41%, 3/5/14                                   64,332
    218,623     NR/NR     Seminole Tribe of Florida, Term B2 Delayed Draw
                          Term Loan, 7.13%, 2/20/14                                 217,120
    216,599     NR/NR     Seminole Tribe of Florida, Term B3 Delayed Draw
                          Term Loan, 6.75%, 3/5/14                                  215,110
                                                                                -----------
                                                                                $   896,570
                                                                                -----------
                          Total Consumer Services                               $   896,570
                                                                                -----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
  Principal      Moody's
    Amount       Ratings                                                           Value
                          Media - 5.3%
                          Broadcasting & Cable Television - 3.0%
 $  500,000     B+/B1     Charter Communication, Replacement Loan,
                          7.13%, 3/5/14                                      $   481,333
    498,750     B/B3      Knology, Inc., Term Loan, 7.48%, 4/30/12               483,788
                                                                             -----------
                                                                             $   965,121
                                                                             -----------
                          Movies & Entertainment - 2.3%
    498,750     B+/B1     LodgeNet Entertainment, Closing Date Loan,
                          7.2%, 4/4/14                                       $   490,489
    249,375     NR/Ba1    MetroPCS Wireless, Inc., New Tranche B Loan,
                          7.54%, 6/26/14                                         246,881
                                                                             -----------
                                                                             $   737,370
                                                                             -----------
                          Total Media                                        $ 1,702,491
                                                                             -----------
                          Retailing - 3.1%
                          Specialty Stores - 3.1%
    992,481     NR/NR     Sally Holdings LLC, Term B Loan,
                          8.006%, 11/18/13                                   $   975,112
                                                                             -----------
                          Total Retailing                                    $   975,112
                                                                             -----------
                          Household & Personal Products - 4.4%
                          Household Products - 4.4%
    500,000     B+/B1     Huish Detergents, Inc., Second Lien Term Loan,
                          9.45%, 10/26/14                                    $   435,938
    995,000     NR/NR     Yankee Candle Co., Term Loan, 7.2%, 2/6/14             969,503
                                                                             -----------
                                                                             $ 1,405,441
                                                                             -----------
                          Total Household & Personal Products                $ 1,405,441
                                                                             -----------
                          Health Care Equipment & Services - 9.7%
                          Health Care Facilities - 6.9%
    469,064     BB-/Ba3   CHS/Community Health Systems, Inc., Funded
                          Term Loan, 7.76%, 7/13/14                          $   458,803
    249,369     B+/Ba3    Hanger Orthopedic Group, Inc., Tranche B Term
                          Loan, 7.61%, 5/26/13                                   241,558
    996,647     B+/Ba3    Psychiatric Solutions, Inc., Term Loan,
                          6.57%, 12/3/12                                         979,206
     28,736     B+/Ba2    Sun Health Care Group, Inc., Delayed Draw Term
                          Loan, 5.05%, 1/15/08                                    28,018
     80,460     B+/Ba2    Sun Health Care Group, Inc., Synthetic Loan,
                          5.26%, 4/12/14                                          78,448
    354,491     B+/Ba2    Sun Health Care Group, Inc., Term Loan,
                          7.37%, 4/12/14                                         345,629
                                                                             -----------
                                                                             $ 2,131,662
                                                                             -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

                  S&P/
  Principal      Moody's
    Amount       Ratings                                                               Value
                          Health Care Services - 1.3%
 $  431,422     BB-/B2    Healthsouth Corp., Term Loan, 7.86%, 3/10/13           $   423,235
                                                                                 -----------
                          Health Care Supplies - 1.5%
    498,750     BB/B1     Inverness Medical Innovations, Term Loan,
                          7.2%, 6/26/14                                          $   489,398
                                                                                 -----------
                          Total Health Care Equipment & Services                 $ 3,044,295
                                                                                 -----------
                          Pharmaceuticals & Biotechnology - 0.8%
                          Pharmaceuticals - 0.8%
    249,372     BB/NR     Talecris Biotherapeutics Holdings, First Lien Term
                          Loan, 9.08%, 12/6/13                                   $   248,645
                                                                                 -----------
                          Total Pharmaceuticals & Biotechnology                  $   248,645
                                                                                 -----------
                          Diversified Financials - 9.2%
                          Asset Management & Custody Banks - 0.8%
    249,375     BB-/Ba1   Asset Acceptance Capital, Tranche B Term Loan,
                          7.94%, 6/12/13                                         $   241,894
                                                                                 -----------
                          Consumer Finance - 0.8%
    143,705     BB-/B3    Dollar Financial Corp., Canadian Loan,
                          7.95%, 10/30/12                                        $   140,112
    105,665     BB-/B3    Dollar Financial Corp., Delayed Draw Term Loan,
                          7.95%, 10/30/12                                            103,024
                                                                                 -----------
                                                                                 $   243,136
                                                                                 -----------
                          Other Diversified Financial Services - 7.6%
    333,333     NR/NR     Fontaineblue Las Vegas, Initial Term Loan,
                          8.95%, 5/17/14                                         $   325,833
    500,000     BB-/BA3   Vangent, Inc., Term Loan, 0.0%, 2/14/13                    488,125
    899,453     BB-/Ba1   Mach Gen LLC, Term B Loan, 7.5%, 2/22/14                   872,244
     93,750     BB-/Ba1   Mach Gen LLC, Synthetic Loan, 7.2%, 2/22/13                 90,914
    250,000     BB-/Ba3   Metavante Corp., Term Loan, 0.0%, 11/1/14                  244,375
    248,121     B-/B1     Riverdeep Holdings, Term Loan, 7.95%, 2/16/13              247,087
                                                                                 -----------
                                                                                 $ 2,268,578
                                                                                 -----------
                          Total Diversified Financials                           $ 2,753,608
                                                                                 -----------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    S&P/
  Principal       Moody's
    Amount        Ratings                                                             Value
                            Insurance - 5.3%
                            Insurance Brokers - 5.3%
 $  498,750     B-/NR       AmWins Group, Inc., Initial Term Loan,
                            8.06%, 6/11/13                                      $   473,813
     28,758     NR/NR       HUB International Holdings, Delayed Draw Term
                            Loan, 3.46%, 6/13/14                                     28,237
    407,475     NR/NR       HUB International Holdings, Initial Term Loan,
                            8.2%, 6/13/14                                           400,090
    250,000     NR/NR       Riviera Holdings Corp., Term Loan,
                            7.2%, 6/8/14                                            246,875
    498,750     B-/B2       USI Holdings Corp., Tranche B Term Loan, 7.95%,
                            4/30/14                                                 491,269
                                                                                -----------
                                                                                $ 1,640,284
                                                                                -----------
                            Total Insurance                                     $ 1,640,284
                                                                                -----------
                            Technology Hardware & Equipment - 8.4%
                            Computer Storage & Peripherals - 1.5%
    496,250     BB/Ba3      Sungard Data Systems, New U.S. Term Loan,
                            7.36%, 2/12/14                                      $   490,611
                                                                                -----------
                            Electronic Equipment & Instruments - 3.0%
    495,000     NR/NR       Huawei-3Com Co., Ltd., Tranche B Term Loan,
                            8.14%, 9/28/12                                      $   475,200
    497,500     BB-/Ba3     Itron, Inc., Dollar Term Loan, 7.17%, 4/18/14           493,147
                                                                                -----------
                                                                                $   968,347
                                                                                -----------
                            Electronic Manufacturing Services - 3.1%
    797,751     NR/Ba3      Baldor Electric Co., Term Loan,
                            7.13%, 1/31/14                                      $   789,774
    190,745     BBB-/Baa2   Mosaic Co., Tranche B Term Loan,
                            7.21%, 12/1/13                                          190,558
                                                                                -----------
                                                                                $   980,332
                                                                                -----------
                            Technology Distributors - 0.8%
    250,000     BB-/Ba3     Scitor Corp., Term Loan, 9.38%, 9/26/14             $   250,000
                                                                                -----------
                            Total Technology Hardware & Equipment               $ 2,689,290
                                                                                -----------
                            Semiconductors - 3.0%
                            Semiconductors - 3.0%
    992,500     BB+/NR      Freescale Semiconductor, Inc., Term Loan,
                            7.33%, 12/2/13                                      $   954,851
                                                                                -----------
                            Total Semiconductors                                $   954,851
                                                                                -----------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

                  S&P/
  Principal      Moody's
    Amount       Ratings                                                               Value
                          Telecommunication Services - 5.4%
                          Alternative Carriers - 0.8%
 $  250,000     B/Caa1    Paetec Holding Corp., Replacement Loan,
                          0.0%, 2/28/13                                          $   248,438
                                                                                 -----------
                          Integrated Telecommunication Services - 0.8%
    230,315     BB-/Ba2   Telesat Canda, Term Loan B, 0.0%, 10/24/14             $   228,444
                                                                                 -----------
                          Wireless Telecommunication Services - 3.8%
    497,500     B-/B1     American Cellular Corp., Tranche B Term Loan,
                          7.24%, 3/15/14                                         $   496,412
    249,369     B+/Ba2    Leap Wireless, Term B Loan, 7.45%, 6/16/13                 246,433
    249,370     B+/NR     MetroPCS Wireless, Inc., New Tranche B Term
                          Loan, 7.58%, 11/4/13                                       244,978
    250,000     BB-/Ba2   Stratos Global Corp., Term B Facility Loan,
                          7.95%, 2/13/12                                             245,833
                                                                                 -----------
                                                                                 $ 1,233,656
                                                                                 -----------
                          Total Telecommunication Services                       $ 1,710,538
                                                                                 -----------
                          Utilities - 6.2%
                          Independent Power Producer & Energy Traders - 5.4%
    995,000     D/Ba3     Calpine Corp., First Priority Term Loan,
                          7.448%, 3/29/09                                        $   986,561
    119,502     BB/Ba1    NRG Energy, Inc., Credit Linked Loan,
                          7.11%, 2/1/13                                              117,194
    287,131     BB/Ba1    NRG Energy, Inc., Term Loan, 6.85%, 2/1/13                 281,586
    250,000     BB-/Ba3   Texas Competitive Electric Holdings, Initial
                          Tranche B-2 Loan, 0.0%, 10/10/14                           249,375
                                                                                 -----------
                                                                                 $ 1,634,716
                                                                                 -----------
                          Multi-Utilities - 0.8%
    250,000     BB-/NR    Alliant Holdings I, Inc, Term Loan, 0.0%, 8/21/14      $   249,531
                                                                                 -----------
                          Total Utilities                                        $ 1,884,247
                                                                                 -----------
                          TOTAL SENIOR FLOATING RATE
                          LOAN INTERESTS
                          (Cost $29,076,284)                                     $28,260,018
                                                                                 -----------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
  Principal      Moody's
    Amount       Ratings                                                          Value
                          TEMPORARY CASH INVESTMENTS - 7.9%
                          Commercial Paper - 7.9%
 $1,255,000     NR/NR     Banco Bilbao Vizcaya, 5.0%, 11/1/07 (144A)       $  1,255,000
  1,255,000     NR/NR     BNP Paribas Financial, Inc., 4.9%, 11/1/07          1,255,000
                                                                           ------------
                                                                           $  2,510,000
                                                                           ------------
                          TOTAL TEMPORARY CASH INVESTMENTS
                          (Cost $2,510,000)                                $  2,510,000
                                                                           ------------
                          TOTAL INVESTMENT IN SECURITIES - 107.3%
                          (Cost $34,650,791)(a)                            $ 33,754,889
                                                                           ------------
                          OTHER ASSETS AND LIABILITIES - (7.3)%            $ (1,850,107)
                                                                           ------------
                          TOTAL NET ASSETS - 100.0%                        $ 31,904,782
                                                                           ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2007, the value of these securities amounted to $2,874,200 or 9.0% of total net assets.

NR     Not rated by either S&P or Moody's.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At October 31, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $34,673,209 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                         $   26,880
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                           (945,200)
                                                                                 ----------
        Net unrealized loss                                                      $ (918,320)
                                                                                 ==========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2007 aggregated $42,842,536 and $10,052,641, respectively.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $34,650,791)              $33,754,889
  Cash                                                         439,634
  Receivables -
    Investment securities sold                                  54,633
    Fund shares sold                                            79,950
    Interest                                                   319,838
    Due from Pioneer Investment Management, Inc.                 1,125
  Other                                                         24,184
                                                           -----------
     Total assets                                          $34,674,253
                                                           -----------
LIABILITIES:
  Payables -
    Investment securities purchased                        $ 2,432,330
    Dividends                                                  244,742
  Due to affiliates                                              1,279
  Unrealized depreciation on unfunded corporate loans           22,522
  Accrued expenses                                              68,598
                                                           -----------
     Total liabilities                                     $ 2,769,471
                                                           -----------
NET ASSETS:
  Paid-in capital                                          $32,815,474
  Undistributed net investment income                          140,079
  Accumulated net realized loss on investments                (132,347)
  Net unrealized loss on investments                          (918,424)
                                                           -----------
     Total net assets                                      $31,904,782
                                                           ===========
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $11,216,333/1,537,537 shares)          $      7.29
                                                           ===========
  Class C (based on $10,958,693/1,503,395 shares)          $      7.29
                                                           ===========
  Class Y (based on $9,729,756/1,333,903 shares)           $      7.29
                                                           ===========
MAXIMUM OFFERING PRICE:
  Class A ($7.29 [divided by] 95.5%)                       $      7.63
                                                           ===========

24  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period 2/14/07 (Commencement of Operations) to 10/31/07

INVESTMENT INCOME:
  Interest                                                                $ 1,637,749
                                                                          -----------
EXPENSES:
  Management fees                                        $ 132,441
  Transfer agent fees and expenses
    Class A                                                    575
    Class C                                                    451
    Class Y                                                    285
  Distribution fees
    Class A                                                 10,606
    Class C                                                 73,570
  Administrative fees                                        4,967
  Custodian fees                                            17,614
  Registration fees                                         46,466
  Professional fees                                         68,248
  Printing expense                                          16,162
  Fees and expenses of nonaffiliated trustees                3,805
  Miscellaneous                                              3,042
                                                         ---------
     Total expenses                                                       $   378,232
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                       (67,566)
     Less fees paid indirectly                                                    (60)
                                                                          -----------
     Net expenses                                                         $   310,606
                                                                          -----------
       Net investment income                                              $ 1,327,143
                                                                          -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                        $  (129,361)
                                                                          -----------
  Change in net unrealized loss on:
    Investments                                          $(895,902)
    Unfunded corporate loans                               (22,522)       $  (918,424)
                                                         ---------        -----------
  Net loss on investments                                                 $(1,047,785)
                                                                          -----------
  Net increase in net assets resulting from operations                    $   279,358
                                                                          ===========

The accompanying notes are an integral part of these financial statements.   25

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period 2/14/07 (Commencement of Operations) to 10/31/07

                                                                         2/14/07
                                                                           to
                                                                        10/31/07
FROM OPERATIONS:
Net investment income                                               $ 1,327,143
Net realized loss on investments                                       (129,361)
Change in net unrealized loss on investments                           (918,424)
                                                                    -----------
    Net increase in net assets resulting from operations            $   279,358
                                                                    -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.30 per share)                                       $  (448,599)
    Class C ($0.26 per share)                                          (370,584)
    Class Y ($0.30 per share)                                          (401,916)
                                                                    -----------
     Total distributions to shareowners                             $(1,221,099)
                                                                    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $ 4,772,696
Reinvestment of distributions                                            30,118
Cost of shares repurchased                                           (1,956,291)
                                                                    -----------
    Net increase in net assets resulting from
     Fund share transactions                                        $ 2,846,523
                                                                    -----------
    Net increase in net assets                                      $ 1,904,782
NET ASSETS:
Beginning of period (initial capitalization - 4,000,000 shares)      30,000,000
                                                                    -----------
End of period                                                       $31,904,782
                                                                    ===========
Undistributed net investment income                                 $   140,079
                                                                    ===========

26  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '07 Shares       '07 Amount
CLASS A
Shares sold                        400,858       $3,007,472
Reinvestment of distributions        2,601           19,094
Less shares repurchased           (199,255)      (1,456,433)
                                  --------       ----------
    Net increase                   204,204       $1,570,133
                                  ========       ==========
CLASS C
Shares sold                        233,308       $1,733,612
Reinvestment of distributions        1,506           11,024
Less shares repurchased            (64,752)        (471,025)
                                  --------       ----------
    Net increase                   170,062       $1,273,611
                                  ========       ==========
CLASS Y
Shares sold                          4,508       $   31,612
Less shares repurchased             (3,939)         (28,833)
                                  --------       ----------
    Net increase                       569       $    2,779
                                  ========       ==========

The accompanying notes are an integral part of these financial statements.   27

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/14/07 (a)
                                                                         to
                                                                      10/31/07
CLASS A
Net asset value, beginning of period                                 $  7.50
                                                                     -------
Increase (decrease) from investment operations:
  Net investment income                                              $  0.32
  Net realized and unrealized loss on investments                      (0.23)
                                                                     -------
   Net increase in net assets from investment operations             $  0.09
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.30)
                                                                     -------
Net asset value, end of period                                       $  7.29
                                                                     =======
Total return*                                                           1.21%(b)
Ratio of net expenses to average net assets+                            1.10%**
Ratio of net investment income to average net assets+                   6.31%**
Portfolio turnover rate                                                   49%(b)
Net assets, end of period (in thousands)                             $11,216
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly
  Net expenses                                                          1.47%**
  Net investment income                                                 5.94%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly
  Net expenses                                                          1.10%**
  Net investment income                                                 6.31%**

(a)  Class A shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
(b)  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

28   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/14/07 (a)
                                                                         to
                                                                      10/31/07
CLASS C
Net asset value, beginning of period                                 $  7.50
                                                                     -------
Increase (decrease) from investment operations:
  Net investment income                                              $  0.28
  Net realized and unrealized loss on investments                      (0.23)
                                                                     -------
   Net increase in net assets from investment operations             $  0.05
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.26)
                                                                     -------
Net asset value, end of period                                       $  7.29
                                                                     =======
Total return*                                                           0.70%(b)
Ratio of net expenses to average net assets+                            2.00%**
Ratio of net investment income to average net assets+                   5.38%**
Portfolio turnover rate                                                   49%(b)
Net assets, end of period (in thousands)                             $10,959
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly
  Net expenses                                                          2.32%**
  Net investment income                                                 5.06%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly
  Net expenses                                                          2.00%**
  Net investment income                                                 5.38%**

(a)  Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
(b)  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/14/07 (a)
                                                                         to
                                                                      10/31/07
CLASS Y
Net asset value, beginning of period                                 $  7.50
                                                                     -------
Increase (decrease) from investment operations:
  Net investment income                                              $  0.33
  Net realized and unrealized loss on investments                      (0.24)
                                                                     -------
   Net increase in net assets from investment operations             $  0.09
                                                                     -------
Distributions to shareowners:
  Net investment income                                              $ (0.30)
                                                                     -------
Net asset value, end of period                                       $  7.29
                                                                     =======
Total return*                                                           1.24%(b)
Ratio of net expenses to average net assets+                            1.11%**
Ratio of net investment income to average net assets+                   6.27%**
Portfolio turnover rate                                                   49%(b)
Net assets, end of period (in thousands)                             $ 9,730
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly
  Net expenses                                                          1.32%**
  Net investment income                                                 6.06%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly
  Net expenses                                                          1.11%**
  Net investment income                                                 6.27%**

(a)  Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
(b)  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified series of Pioneer Series Trust VI, an open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Trustees have authorized the issuance of three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectus(es) contains information regarding the

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At October 31, 2007, the fund held no fair valued securities. Temporary cash investments are valued at cost which approximates market value.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2007, the Fund had a net capital loss carryforward of $132,347, which will expire in 2015 if not utilized.

   At October 31, 2007, the Fund reclassified $34,035 to increase undistributed net investment income, $2,986 to increase accumulated net realized loss on investments and $31,049 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the period ended October 31, 2007 was as follows:

                                  2007
                               ----------
  Distributions paid from:
  Ordinary Income              $1,221,099
                               ----------
    Total                      $1,221,099
                               ==========

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

                                       2007
                                    ---------
  Undistributed ordinary income     $ 407,239
  Dividends payable                  (244,742)
  Capital loss carryforward          (132,347)
  Unrealized depreciation            (940,842)
                                    ---------
    Total                           $(910,692)
                                    =========

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax treatment of premium.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the period ended October 31, 2007.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets and 0.55% on average daily net assets over $500 million. For the period ended October 31, 2007, the net management fee was equivalent to 0.60% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $544 in management fees, administrative costs and certain other services payable to PIM at October 31, 2007.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

3. Unfunded Loan Commitments

As of October 31, 2007, the Fund had unfunded loan commitments of approximately $489,299 (excluding unrealized depreciation on those commitments of $22,522 as of October 31, 2007) which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                         Unfunded
Borrower                                                Commitment
------------------------------------------------------------------
  CHS/Community Health Systems, Inc., Delayed
   Draw Term Loan                                      $ 30,936
  Fontainebleau Las Vegas, LLC, Delayed Draw
   Term Loan                                           $166,667
  HUB International, Ltd., Delayed Draw Term Loan      $ 62,673
  New World Gaming Partners Holdings, Ltd., Delayed
   Draw Term Loan                                      $ 83,325
  NRG Energy, Inc., Delayed Draw Term Loan             $ 91,925
  Sun Healthcare Group, Inc., Delayed Draw
   Term Loan                                           $ 34,482
  Telesat Canada, Delayed Draw Term Loan               $ 19,291

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $358 in transfer agent fees payable to PIMSS at October 31, 2007.

5. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the Statement of Assets and Liabilities is $377 in distribution fees payable to PFD at October 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended October 31, 2007 no CDSCs were paid to PFD.

6. Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended October 31, 2007, the Fund's expenses were reduced by $60 under such arrangements.

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

The qualified interest income percentage, which represents the portion of the Fund's ordinary income that is exempt from nonresident alien tax withholding, is 89.88% for the period ended October 31, 2007.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust VI and the
Shareowners of Pioneer Floating Rate Fund

We have audited the accompanying statement of assets and liabilities of Pioneer Floating Rate Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust VI), including the schedule of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 14, 2007 (Commencement of Operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian, brokers and agent banks or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Floating Rate Fund at October 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from February 14, 2007 (Commencement of Operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
December 14, 2007

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 81 Pioneer Funds, Mr. West serves as Trustee of 32 of the 81 Pioneer Funds, and Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Position Held        Term of Office and
Name, Age and Address       With the Fund        Length of Service
John F. Cogan, Jr. (81)*    Chairman of the      Trustee since 2006.
                            Board, Trustee and   Serves until a
                            President            successor trustee
                                                 is elected or earlier
                                                 retirement or removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and          Trustee since March
                            Executive Vice       2007. Serves at
                            President            the discretion of
                                                 the Board
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name, Age and Address       Principal Occupation During Past Five Years                by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset     None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated
                            funds; Director of PIOGLOBAL Real Estate Investment
                            Fund (Russia) (until June 2006); Director of Nano-C, Inc.
                            (since 2003); Director of Cole Management Inc. (since
                            2004); Director of Fiduciary Counseling, Inc.; President
                            and Director of Pioneer Funds Distributor, Inc. ("PFD")
                            (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment          None
                            Management USA Inc.; Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of
                            the Pioneer Funds (since March 2007); Director of
                            Pioneer Global Asset Management S.p.A. (since March
                            2007); Head of New Markets Division, Pioneer Global
                            Asset Management S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        Position Held   Term of Office and
Name, Age and Address   With the Fund   Length of Service
David R. Bock (63)      Trustee         Trustee since 2006.
                                        Serves until a
                                        successor trustee
                                        is elected or earlier
                                        retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)       Trustee         Trustee since 2006.
                                        Serves until a
                                        successor trustee
                                        is elected or earlier
                                        retirement or removal.
--------------------------------------------------------------------------------

                                                                                      Other Directorships Held
Name, Age and Address   Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (63)      Executive Vice President and Chief Financial Officer,         Director of The
                        I-trax, Inc. (publicly traded health care services company)   Enterprise Social
                        (2004 - present); Partner, Federal City Capital Advisors      Investment Company
                        (boutique merchant bank) (1997 to 2004); and Executive        (privately-held affordable
                        Vice President and Chief Financial Officer, Pedestal Inc.     housing finance
                        (internet-based mortgage trading company)                     company); and Director
                        (2000 - 2002)                                                 of New York Mortgage
                                                                                      Trust (publicly traded
                                                                                      mortgage REIT)
-----------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)       President, Bush International, LLC (international financial   Director of Brady
                        advisory firm)                                                Corporation (industrial
                                                                                      identification and
                                                                                      specialty coated material
                                                                                      products manufacturer);
                                                                                      Director of Briggs &
                                                                                      Stratton Co. (engine
                                                                                      manufacturer); Director
                                                                                      of UAL Corporation
                                                                                      (airline holding
                                                                                      company); Director of
                                                                                      Mantech International
                                                                                      Corporation (national
                                                                                      security, defense, and
                                                                                      intelligence technology
                                                                                      firm): and Member,
                                                                                      Board of Governors,
                                                                                      Investment Company
                                                                                      Institute
-----------------------------------------------------------------------------------------------------------------

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Position Held   Term of Office and
Name, Age and Address       With the Fund   Length of Service
Margaret B.W. Graham (60)   Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------

Pioneer Floating Rate Fund
                                                                                      Other Directorships Held
Name, Age and Address       Principal Occupation During Past Five Years               by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate           None
                            Secretary, The Winthrop Group, Inc. (consulting firm);
                            and Desautels Faculty of Management, McGill University
----------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive   Director of Quadriserv
                            Vice President, The Bank of New York (financial and       Inc. (technology products
                            securities services) (1986 - 2004)                        for securities lending
                                                                                      industry)
----------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &   Director of New America
                            Company, Inc. (investment banking firm)                   High Income Fund, Inc.
                                                                                      (closed-end investment
                                                                                      company)
----------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
                                                                                      Helvetia Fund, Inc.
                                                                                      (closed-end investment
                                                                                      company)
----------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private             None
                            investment firm)
----------------------------------------------------------------------------------------------------------------

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Term of Office and
Name, Age and Address        With the Fund         Length of Service
Dorothy E. Bourassa (59)     Secretary             Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name, Age and Address        Principal Occupation During Past Five Years                by this Trustee
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President- Legal         None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since         None
                             July 2002 and Assistant Secretary of all of the Pioneer
                             Funds since September 2003; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to
                             April 2001)
-----------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President-Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of
                             all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Deputy Treasurer of Pioneer since 2004 and Assistant       None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President-Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting,                 None
                             Administration and Controllership Services of Pioneer;
                             and Assistant Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Position Held         Term of Office and
Name, Age and Address        With the Fund         Length of Service
Katherine Kim Sullivan (33)  Assistant Treasurer   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance      Since January 2007.
                             Officer               Serves at the
                                                   discretion of the
                                                   Board
-------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name, Age and Address        Principal Occupation During Past Five Years                by this Trustee
Katherine Kim Sullivan (33)  Fund Administration Manager - Fund Accounting,             None
                             Administration and Controllership Services since June
                             2003 and Assistant Treasurer of all of the Pioneer
                             Funds since September 2003; Assistant Vice President -
                             Mutual Fund Operations of State Street Corporation from
                             June 2002 to June 2003 (formerly Deutsche Bank Asset
                             Management)
-----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance Officer of Pioneer since December 2006    None
                             and of all the Pioneer Funds since January 2007; Vice
                             President and Compliance Officer, MFS Investment
                             Management (August 2005 to December 2006); Consultant,
                             Fidelity Investments (February 2005 to July 2005);
                             Independent Consultant (July 1997 to February 2005)
-----------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

  Call us for:

  Account Information, including existing accounts,
  new accounts, prospectuses, applications
  and service forms                                          1-800-225-6292

  FactFone(SM) for automated fund yields, prices,
  account information and transactions                       1-800-225-4321

  Retirement plans information                               1-800-622-0176

  Telecommunications Device for the Deaf (TDD)               1-800-225-1997

  Write to us:

  PIMSS, Inc.
  P.O. Box 55014
  Boston, Massachusetts 02205-5014

  Our toll-free fax                                          1-800-225-4240

  Our internet e-mail address            ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

  Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $45,735 in 2007 and $0 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $0 for 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $0 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.